Note 1 - Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Reportable Segments		2
Percentage of Loan Portfolio		100.00%	100.00%
Due from Banks		$ 34,933,000
Repossessed Assets		2,358,000	$ 1,525,000
Goodwill, Impairment Loss		0
Servicing Asset		$ 429,000	$ 484,000
Weighted Average Number of Shares Outstanding, Basic | shares		4,117,675	4,099,194	4,064,083
Weighted Average Number of Shares Outstanding, Diluted | shares		0	0	0
Restricted Cash and Cash Equivalents		$ 36,535,000	$ 22,122,000
Unsecured [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of Loan Portfolio		6.06%	5.66%
Consumer Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Period of Actual Loss History Experienced		3 years
Percentage of Loan Portfolio		18.89%	18.42%
Commercial Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Period of Actual Loss History Experienced	5 years	5 years		3 years
Percentage of Loan Portfolio		13.99%	14.12%
Minimum [Member] | Equipment, Furniture and Fixtures [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum [Member] | Building and Building Improvements [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Maximum [Member] | Equipment, Furniture and Fixtures [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		8 years
Maximum [Member] | Building and Building Improvements [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		39 years